Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,722,730,046.30
Total Fee Amount	237,909.02
Total Offset Amount	0.00
Net Fee	$ 237,909.02
Offering Table N/A
Offset Table N/A	N/A